Leases (Schedule of Supplemental Cash Flow Information Related to Operating Leases) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Lessee Disclosure [Abstract]
Operating cash flows from operating leases	$ 912
Right-of-use assets obtained in exchange for lease obligations (non-cash) operating leases	$ 607